Document and Entity Information	Nov. 01, 2026
Cover [Abstract]
Entity Registrant Name	TRIPADVISOR, INC.
Document Type	8-K/A
Amendment Flag	true
Entity Central Index Key	0001526520
Document Period End Date	Nov. 01, 2026
Entity Emerging Growth Company	false
Entity File Number	001-35362
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	80-0743202
Entity Address, Address Line One	400 1st Avenue
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	781
Local Phone Number	800-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TRIP
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 amends and supplements the Current Report on Form 8-K filed by Tripadvisor, Inc., a Nevada corporation (the “Company”), on November 2, 2026 (the “Original Report”), reporting the completion of the sale of TheFork. This Amendment No. 1 is being filed solely to provide the unaudited pro forma condensed consolidated financial information required by Item 9.01(b) of Form 8-K. Except as set forth herein, the Original Report is not otherwise amended.As reported in the Original Report, on November 1, 2026, the Company consummated the sale of the legal entities comprising its online restaurant reservation and management platform in Europe known as “TheFork” (the “Business”) to American Express Travel Related Services Company, Inc. (“Buyer”) pursuant to the Equity Purchase Agreement entered into on August 2, 2026 (the “Equity Purchase Agreement”). Under the terms of the Equity Purchase Agreement, Buyer acquired the Business for $700 million, subject to certain adjustments, in an all-cash transaction (the “Transaction”).